Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2014	Apr. 02, 2014 Subsequent Event	Sep. 20, 2013 Yen Denominated zero coupon convertible bonds due 2015	Mar. 31, 2014 Yen Denominated zero coupon convertible bonds due 2015	Mar. 31, 2013 Yen Denominated zero coupon convertible bonds due 2015	Apr. 02, 2014 Yen Denominated zero coupon convertible bonds due 2015 Before stock split Subsequent Event	Apr. 02, 2014 Yen Denominated zero coupon convertible bonds due 2015 After stock split Subsequent Event
Debt Disclosure [Line Items]
Unused lines of credit	¥ 228,674
Due date				Sep. 18, 2015
Redemption price description				redeemable at 100% of principal amount
Issue date				Sep. 21, 2010
Redemption date				Sep. 18, 2015
Conversion price				¥ 5,313	¥ 5,313	¥ 10,626	¥ 5,313
Number of convertible shares				18,021,833		9,010,916	18,021,833
Redemption price as percentage of principal amount				100.00%
Redemption of corporate bonds	¥ 4,250		¥ 4,250
Common stock, stock split		2